Expense Example, No Redemption - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2023 USD ($)
Fidelity Advisor California Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor California Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,624
Fidelity Advisor California Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	468
3 Years	612
5 Years	769
10 Years	1,224
Fidelity Advisor California Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	689
Fidelity Advisor California Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542